Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Replacement cost	$ 34,038	$ 32,751
Credit equivalent amount	133,972	119,996
Risk-weighted equivalent	18,968	18,437
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	12,034	10,084
Credit equivalent amount	24,367	19,023
Risk-weighted equivalent	508	380
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	43	8
Credit equivalent amount	700	231
Risk-weighted equivalent	136	43
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	7,674	6,926
Credit equivalent amount	20,723	17,760
Risk-weighted equivalent	3,045	2,747
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	90	317
Credit equivalent amount	752	859
Risk-weighted equivalent	147	135
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	62	49
Credit equivalent amount	474	398
Risk-weighted equivalent	137	104
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	7,412	8,077
Credit equivalent amount	35,560	33,908
Risk-weighted equivalent	6,425	6,693
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	3,432	3,915
Credit equivalent amount	21,172	21,709
Risk-weighted equivalent	2,730	2,703
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	871	877
Credit equivalent amount	2,614	2,315
Risk-weighted equivalent	665	587
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	136	117
Credit equivalent amount	611	476
Risk-weighted equivalent	128	98
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	838	608
Credit equivalent amount	2,614	2,336
Risk-weighted equivalent	132	191
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	1,446	1,773
Credit equivalent amount	24,385	20,981
Risk-weighted equivalent	$ 4,915	$ 4,756